UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: March 31, 2011

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

March 31, 2011

Semi-Annual Repor t

Legg Mason

Manager Select

Large Cap

Value Fund

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

II	Legg Mason Manager Select Large Cap Value Fund

Fund objective

The Fund seeks long-term growth of capital.

Letter to our shareholders

Dear Shareholder,

We are pleased to provide the semi-annual report of Legg Mason Manager Select Large Cap Value Fund for the six-month reporting period ended March 31, 2011. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

We look forward to helping you meet your financial goals.

Sincerely,

Mark R. Fetting	R. Jay Gerken, CFA
Chairman	President

April 29, 2011

Legg Mason Manager Select Large Cap Value Fund	III

Investment commentary

Economic review

While economic reports remained mixed, the U.S. economy continued to expand over the six months ended March 31, 2011. During the fourth quarter of 2010, fears regarding moderating economic growth were replaced with optimism for a strengthening economy in 2011. With investor sentiment improving, U.S. equities moved sharply higher from December 2010 through March 2011. All told, investors who took on additional risk in their portfolios during the reporting period were generally rewarded.

Although the U.S. Department of Commerce continued to report positive U.S. gross domestic product (“GDP”)i growth, the expansion has moderated since peaking at 5.0% in the fourth quarter of 2009. A slower drawdown in business inventories and renewed consumer spending were contributing factors spurring the economy’s solid growth at the end of 2009. However, the economy grew at a more modest pace in 2010. According to the Commerce Department, GDP growth was 3.7%, 1.7%, 2.6% and 3.1% during the first, second, third and fourth quarters of 2010, respectively. For calendar 2010 as a whole, the economy expanded 2.9%. Based on the Commerce Department’s advance estimate, first quarter 2011 GDP growth was 1.8%. This moderation in growth was due to a variety of factors, including less robust export activity, a decline in government spending and a deceleration in consumer spending given rising oil and food prices.

Turning to the job market, the unemployment rate moved lower during the last four months of the reporting period, though it remained elevated. The rate fell to 8.9% in February, marking the first time the unemployment rate was below 9.0% since April 2009. Unemployment then ticked downward to 8.8% in March. This favorable trend, however, did not mean that all was well in the labor market. The U.S. Department of Labor reported in March 2011 that approximately 13.5 million Americans looking for work have yet to find a job, and roughly 45% of these individuals have been out of work for more than six months. In addition, while the Federal Reserve Board (“Fed”)ii believes that unemployment will continue to decline, it projects that it will remain relatively high, between 7.5% and 8.0% at the end of 2012.

The long-ailing housing market continued to show some signs of strains during the reporting period. Looking back, sales increased in the spring of 2010 largely due to the government’s $8,000 tax credit for first-time home buyers. However, this proved to be only a temporary boost, as sales subsequently weakened after the tax credit expired at the end of April. Existing-home sales did rebound somewhat toward the end of 2010 and in January 2011, as mortgage rates remained relatively low. According to the National Association of Realtors (“NAR”), existing-home sales increased 3.4% in January 2011. However, home sales then declined a sharp 8.9% in February, before increasing 3.7% in March. At the end of March, the inventory of unsold homes was an 8.4 month supply at the current sales level, versus an 8.5 month supply in February. Despite the uptick in sales during March, existing-home prices remained disappointingly low, with the NAR reporting that the median existing-home price for all housing types was $159,600 in March 2011, down 5.9% from March 2010.

The manufacturing sector was one area of the economy that remained relatively strong during the reporting period. Based on the Institute for Supply Management’s PMIiii, the manufacturing sector has grown twenty consecutive months since it began expanding in August 2009. After reaching a six-year peak of 60.4 in March 2010 (a reading below 50 indicates a contraction, whereas a reading above 50 indicates an

IV	Legg Mason Manager Select Large Cap Value Fund

Investment commentary (cont’d)

expansion), PMI data indicated somewhat more modest growth during the next nine months. However, in January 2011, the manufacturing sector expanded at its fastest pace since May 2004, with a reading of 60.8 versus 58.5 for the previous month. There was further strengthening in February, with a reading of 61.4. While the reading moderated somewhat to 61.2 in March, fifteen of eighteen industries tracked by the Institute for Supply Management expanded during the month.

Financial market overview

The financial markets were largely characterized by healthy investor risk appetite and solid results by stocks and lower-quality bonds during the first month of the reporting period. The markets then experienced a sharp sell-off in mid-November 2010 and again in mid-February and mid-March 2011. During those periods, investors tended to favor the relative safety of U.S. Treasury securities. However, these setbacks proved to be only temporary as risk aversion was generally replaced with solid demand for riskier assets.

Due to signs that certain areas of the economy were moderating in the middle of 2010 (prior to the beginning of the reporting period), the Fed took further actions to spur the economy. At its August 10th meeting, the Fed announced an ongoing program that calls for using the proceeds from expiring agency debt and agency mortgage-backed securities to purchase longer-dated Treasury securities.

In addition, the Fed remained cautious throughout the reporting period given pockets of weakness in the economy. At its meeting in September 2010, the Fed said, “The Committee will continue to monitor the economic outlook and financial developments and is prepared to provide additional accommodation if needed to support the economic recovery. . . .” This led to speculation that the Fed may again move to purchase large amounts of agency and Treasury securities in an attempt to avoid a double-dip recession and ward off deflation.

The Fed then took additional action in early November 2010. Citing that “the pace of recovery in output and employment continues to be slow,” the Fed announced another round of quantitative easing to help stimulate the economy, entailing the purchase of $600 billion of long-term U.S. Treasury securities by the end of the second quarter of 2011. This, coupled with the Fed’s previously announced program to use the proceeds of expiring securities to purchase Treasuries, means it could buy a total of $850 billion to $900 billion of Treasury securities by the end of June 2011. At its meeting in April 2011, the Fed said it “continues to anticipate that economic conditions, including low rates of resource utilization, subdued inflation trends, and stable inflation expectations, are likely to warrant exceptionally low levels for the federal funds rateiv for an extended period.” The Fed also stated that it would end its program of purchasing $600 billion of Treasury securities on schedule at the end of June.

Equity market review

U.S. stock prices, as measured by the S&P 500 Indexv (the “Index”), moved sharply higher during the six months ended March 31, 2011. Stocks rallied in October in the wake of the Fed indicating the possibility of another round of quantitative easing. After posting solid results in early November, the market weakened later in the month as financial troubles in Ireland resulted in a re-emergence of the European sovereign debt crisis. However, investor sentiment was buoyed in December by a two-year extension of the Bush-era tax cuts, and the Index gained 6.68% during the month. This momentum continued in January and February 2011, as the Index returned 2.37% and 3.43%, respectively.

Legg Mason Manager Select Large Cap Value Fund	V

Despite geopolitical unrest in the Middle East and Libya, and the devastating earthquake and tsunami in Japan, the market demonstrated resiliency in March and generated a modest gain for the month. All told, the Index returned 17.31% over the six months ended March 31, 2011.

Looking at the U.S. stock market more closely, small- and mid-cap stocks generated the best returns during the six months ended March 31, 2011, with the small-cap Russell 2000 Indexvi and the Russell Midcap Indexvii gaining 25.48% and 21.70%, respectively. In contrast, the large-cap Russell 1000 Indexviii rose 18.13%. From an investment style perspective, growth and value stocks, as measured by the Russell 3000 Growthix and Russell 3000 Valuex Indices, returned 19.33% and 18.09%, respectively.

Performance review

For the six months ended March 31, 2011, Class I shares of Legg Mason Manager Select Large Cap Value Fund returned 16.78%. The Fund’s unmanaged benchmark, the Russell 1000 Value Indexxi, returned 17.68% over the same time frame. The Lipper Large-Cap Value Funds Category Average1 returned 17.09% for the same period.

Performance Snapshot as of March 31, 2011 (unaudited)
6 months
Legg Mason Manager Select Large Cap Value Fund:
Class I	16.78%
Russell 1000 Value Index	17.68%
Lipper Large-Cap Value Funds Category Average	17.09%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please call the Fund at 1-877-721-1926.

Fund return assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include the deduction of taxes that a shareholder would pay on Fund distributions. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Performance figures reflect expense reimbursements and/or fee waivers, without which the performance would have been lower.

Total Annual Operating Expenses (unaudited)

As of the Fund’s most current prospectus dated January 28, 2011, the gross total operating expense ratio for Class I shares was 5.79%.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 0.90% for Class I shares. This expense limitation arrangement takes into account brokerage commissions paid on purchases and sales of shares of exchange-traded funds. This expense limitation arrangement cannot be terminated prior to December 31, 2012 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts forgone or reimbursed to the class within three years after the year in which the manager earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation in effect at the time the fees were earned or the expense incurred.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended March 31, 2011, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 529 funds in the Fund’s Lipper category.

VI	Legg Mason Manager Select Large Cap Value Fund

Investment commentary (cont’d)

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

R. Jay Gerken, CFA

President

April 29, 2011

RISKS: Equity securities are subject to price fluctuation. International investments are subject to special risks including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks. The Fund utilizes a “multi-manager” approach whereby the Fund’s assets are normally allocated among multiple investment strategies (each managed by a different subadviser and/or investment team). While Legg Mason Global Asset Allocation, LLC, the Fund’s adviser, monitors each subadviser and monitors the overall management of the Fund, each subadviser makes investment decisions independently from the others. It is possible that the subadvisers’ investment styles will not always be complementary, which could adversely affect the performance of the Fund. The Fund may suffer significant losses if assets that the Fund sells short appreciate rather than depreciate in value. While the possible loss on a security that is purchased is limited to the price paid for a security, there is no limit on the amount of loss on a security that is sold short. Derivatives, such as options and futures, can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks, and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iii

The Institute for Supply Management’s PMI is based on a survey of purchasing executives who buy the raw materials for manufacturing at more than 350 companies. It offers an early reading on the health of the manufacturing sector.

iv

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

[v]	The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S.

vi

The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

vii

The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 25% of the total market capitalization of the Russell 1000 Index.

viii

The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

ix

The Russell 3000 Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company’s assets and liabilities.)

[x]	The Russell 3000 Value Index measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values.

xi	The Russell 1000 Value Index measures the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values.

Legg Mason Manager Select Large Cap Value Fund 2011 Semi-Annual Report	1

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of March 31, 2011 and September 30, 2010. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

2	Legg Mason Manager Select Large Cap Value Fund 2011 Semi-Annual Report

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on October 1, 2010 and held for the six months ended March 31, 2011.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class I	16.78%	$1,000.00	$1,167.80	0.90%	$4.86	Class I	5.00%	$1,000.00	$1,020.44	0.90%	$4.53

[1]	For the six months ended March 31, 2011.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 365.

Legg Mason Manager Select Large Cap Value Fund 2011 Semi-Annual Report	3

Schedule of investments (unaudited)

March 31, 2011

Legg Mason Manager Select Large Cap Value Fund

Security	Shares	Value
Common Stocks — 97.1%
Consumer Discretionary — 14.8%
Auto Components — 0.4%
Johnson Controls Inc.	310	$12,887
TRW Automotive Holdings Corp.	89	4,902	*
Total Auto Components		17,789
Automobiles — 0.4%
Toyota Motor Corp., ADR	190	15,247
Diversified Consumer Services — 0.3%
Apollo Group Inc., Class A Shares	60	2,503	*
Career Education Corp.	10	227	*
Education Management Corp.	20	419	*
H&R Block Inc.	260	4,352
ITT Educational Services Inc.	20	1,443	*
Service Corporation International	150	1,659
Total Diversified Consumer Services		10,603
Hotels, Restaurants & Leisure — 1.8%
Carnival Corp.	750	28,770
McDonald’s Corp.	406	30,893
MGM Resorts International	350	4,602	*
Royal Caribbean Cruises Ltd.	180	7,427	*
Wyndham Worldwide Corp.	120	3,817
Total Hotels, Restaurants & Leisure		75,509
Household Durables — 0.2%
Garmin Ltd.	180	6,095
Internet & Catalog Retail — 0.2%
Expedia Inc.	50	1,133
Liberty Media Holding Corp., Interactive Group, Series A Shares	530	8,501	*
Total Internet & Catalog Retail		9,634
Media — 6.5%
CBS Corp., Class B Shares	375	9,390
Comcast Corp., Class A Shares	2,670	66,002
DISH Network Corp., Class A Shares	1,004	24,457	*
Gannett Co. Inc.	633	9,641
Liberty Media — Starz, Series A Shares	30	2,328	*
News Corp., Class A Shares	2,237	39,282
SES Global SA, FDR	883	22,744
Time Warner Cable Inc.	434	30,962
Time Warner Inc.	2,047	73,078
Total Media		277,884

See Notes to Financial Statements.

4	Legg Mason Manager Select Large Cap Value Fund 2011 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

March 31, 2011

Legg Mason Manager Select Large Cap Value Fund

Security	Shares	Value
Multiline Retail — 1.4%
Big Lots Inc.	60	$2,606	*
Dillard’s Inc., Class A Shares	40	1,605
Family Dollar Stores Inc.	40	2,053
Macy’s Inc.	60	1,455
Sears Holdings Corp.	120	9,918	*
Target Corp.	823	41,158
Total Multiline Retail		58,795
Specialty Retail — 3.5%
Abercrombie & Fitch Co., Class A Shares	410	24,067
Advance Auto Parts Inc.	10	656
Aeropostale Inc.	40	973	*
American Eagle Outfitters Inc.	30	477
Best Buy Co. Inc.	530	15,221
Foot Locker Inc.	100	1,972
GameStop Corp., Class A Shares	130	2,928
Gap Inc.	1,800	40,788
Home Depot Inc.	464	17,196
Lowe’s Cos. Inc.	1,270	33,566
RadioShack Corp.	730	10,957
Rent-A-Center Inc.	40	1,396
Total Specialty Retail		150,197
Textiles, Apparel & Luxury Goods — 0.1%
V.F. Corp.	60	5,912
Total Consumer Discretionary		627,665
Consumer Staples — 7.4%
Beverages — 0.7%
Constellation Brands Inc., Class A Shares	80	1,622	*
Dr. Pepper Snapple Group Inc.	130	4,831
PepsiCo Inc.	390	25,120
Total Beverages		31,573
Food & Staples Retailing — 2.8%
CVS Caremark Corp.	1,728	59,305
Wal-Mart Stores Inc.	1,116	58,088
Total Food & Staples Retailing		117,393
Food Products — 0.3%
Unilever PLC, ADR	365	11,176
Household Products — 0.7%
Kimberly-Clark Corp.	487	31,787

See Notes to Financial Statements.

Legg Mason Manager Select Large Cap Value Fund 2011 Semi-Annual Report	5

Legg Mason Manager Select Large Cap Value Fund

Security	Shares	Value
Tobacco — 2.9%
Altria Group Inc.	477	$12,416
Lorillard Inc.	156	14,822
Philip Morris International Inc.	1,450	95,163
Total Tobacco		122,401
Total Consumer Staples		314,330
Energy — 11.9%
Energy Equipment & Services — 2.5%
Diamond Offshore Drilling Inc.	70	5,439
Halliburton Co.	439	21,880
National-Oilwell Varco Inc.	410	32,501
Noble Corp.	220	10,036
Tidewater Inc.	30	1,795
Transocean Ltd.	422	32,895	*
Total Energy Equipment & Services		104,546
Oil, Gas & Consumable Fuels — 9.4%
Anadarko Petroleum Corp.	130	10,650
Apache Corp.	110	14,401
BP PLC, ADR	850	37,519
Chesapeake Energy Corp.	540	18,101
Chevron Corp.	485	52,104
Comstock Resources Inc.	410	12,685	*
ConocoPhillips	680	54,305
Devon Energy Corp.	85	7,800
El Paso Corp.	1,996	35,928
Exxon Mobil Corp.	760	63,939
Hess Corp.	50	4,261
Marathon Oil Corp.	120	6,397
Occidental Petroleum Corp.	80	8,359
Petrohawk Energy Corp.	190	4,663	*
Royal Dutch Shell PLC, ADR, Class A Shares	240	17,486
Suncor Energy Inc.	491	22,016
Total SA, ADR	482	29,388
Total Oil, Gas & Consumable Fuels		400,002
Total Energy		504,548
Financials — 25.1%
Apartments — 0.3%
UDR Inc.	450	10,967

See Notes to Financial Statements.

6	Legg Mason Manager Select Large Cap Value Fund 2011 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

March 31, 2011

Legg Mason Manager Select Large Cap Value Fund

Security	Shares	Value
Capital Markets — 2.7%
Ameriprise Financial Inc.	30	$1,832
Bank of New York Mellon Corp.	794	23,717
Charles Schwab Corp.	779	14,045
Goldman Sachs Group Inc.	198	31,377
Morgan Stanley	1,080	29,506
State Street Corp.	312	14,021
Total Capital Markets		114,498
Commercial Banks — 4.4%
BB&T Corp.	200	5,490
East-West Bancorp Inc.	250	5,490
Fifth Third Bancorp	1,170	16,240
First Horizon National Corp.	550	6,166
PNC Financial Services Group Inc.	260	16,377
SunTrust Banks Inc.	220	6,345
U.S. Bancorp	1,219	32,218
Valley National Bancorp	370	5,165
Wells Fargo & Co.	2,963	93,927
Total Commercial Banks		187,418
Consumer Finance — 1.2%
American Express Co.	429	19,391
Capital One Financial Corp.	400	20,784
Discover Financial Services	510	12,301
Total Consumer Finance		52,476
Diversified Financial Services — 5.9%
Bank of America Corp.	5,606	74,728
Citigroup Inc.	12,372	54,684	*
JPMorgan Chase & Co.	2,312	106,583
Nasdaq OMX Group Inc.	130	3,359	*
NYSE Euronext	200	7,034
Principal Financial Group Inc.	124	3,982
Total Diversified Financial Services		250,370
Insurance — 9.0%
ACE Ltd.	280	18,116
AFLAC Inc.	110	5,806
American International Group Inc.	130	4,568	*
Arch Capital Group Ltd.	40	3,968	*
Aspen Insurance Holdings Ltd.	60	1,654
Assurant Inc.	80	3,081

See Notes to Financial Statements.

Legg Mason Manager Select Large Cap Value Fund 2011 Semi-Annual Report	7

Legg Mason Manager Select Large Cap Value Fund

Security	Shares	Value
Insurance — continued
Axis Capital Holdings Ltd.	70	$2,444
Berkshire Hathaway Inc., Class B Shares	350	29,271	*
Chubb Corp.	900	55,179
Everest Re Group Ltd.	40	3,527
Fidelity National Financial Inc., Class A Shares	130	1,837
Hanover Insurance Group Inc.	20	905
Hartford Financial Services Group Inc.	640	17,235
Lincoln National Corp.	560	16,822
Loews Corp.	425	18,313
Marsh & McLennan Cos. Inc.	663	19,764
MBIA Inc.	120	1,205	*
MetLife Inc.	947	42,359
Progressive Corp.	570	12,044
Protective Life Corp.	406	10,779
RenaissanceRe Holdings Ltd.	10	690
Transatlantic Holdings Inc.	10	487
Travelers Cos. Inc.	1,493	88,804
Unum Group	680	17,850
Validus Holdings Ltd.	60	2,000
W.R. Berkley Corp.	110	3,543
Total Insurance		382,251
Real Estate Investment Trusts (REITs) — 1.6%
Annaly Capital Management Inc.	1,280	22,336
Chimera Investment Corp.	2,790	11,049
Equity Residential	196	11,056
Host Hotels & Resorts Inc.	430	7,572
Simon Property Group Inc.	65	6,965
Vornado Realty Trust	100	8,750
Total Real Estate Investment Trusts (REITs)		67,728
Total Financials		1,065,708
Health Care — 10.7%
Biotechnology — 1.7%
Amgen Inc.	940	50,243	*
Biogen Idec Inc.	200	14,678	*
Human Genome Sciences Inc.	260	7,137	*
Total Biotechnology		72,058
Health Care Equipment & Supplies — 0.3%
Zimmer Holdings Inc.	190	11,501	*

See Notes to Financial Statements.

8	Legg Mason Manager Select Large Cap Value Fund 2011 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

March 31, 2011

Legg Mason Manager Select Large Cap Value Fund

Security	Shares	Value
Health Care Providers & Services — 4.5%
Aetna Inc.	920	$34,436
AMERIGROUP Corp.	50	3,212	*
Community Health Systems Inc.	30	1,200	*
Health Net Inc.	60	1,962	*
LifePoint Hospitals Inc.	30	1,205	*
Lincare Holdings, Inc.	60	1,780
Quest Diagnostics Inc.	110	6,349
UnitedHealth Group Inc.	1,270	57,404
Universal Health Services Inc., Class B Shares	60	2,965
WellPoint Inc.	1,195	83,399
Total Health Care Providers & Services		193,912
Health Care Technology — 0.5%
Allscripts Healthcare Solutions Inc.	1,001	21,011	*
Pharmaceuticals — 3.7%
Endo Pharmaceuticals Holdings Inc.	10	382	*
Johnson & Johnson	642	38,038
Merck & Co. Inc.	1,521	50,208
Novartis AG, ADR	341	18,533
Pfizer Inc.	2,444	49,638
Total Pharmaceuticals		156,799
Total Health Care		455,281
Industrials — 8.7%
Aerospace & Defense — 3.0%
Boeing Co.	160	11,829
General Dynamics Corp.	100	7,656
Honeywell International Inc.	498	29,736
Huntington Ingalls Industries Inc.	45	1,867	*
L-3 Communications Holdings Inc.	100	7,831
Moog Inc., Class A Shares	10	459	*
Northrop Grumman Corp.	270	16,932
Raytheon Co.	990	50,361
Total Aerospace & Defense		126,671
Air Freight & Logistics — 0.0%
Ryder System Inc.	30	1,518
Building Products — 0.1%
Owens Corning Inc.	80	2,879	*

See Notes to Financial Statements.

Legg Mason Manager Select Large Cap Value Fund 2011 Semi-Annual Report	9

Legg Mason Manager Select Large Cap Value Fund

Security	Shares	Value
Commercial Services & Supplies — 0.3%
Corrections Corporation of America	40	$976	*
R.R. Donnelley & Sons Co.	680	12,866
Total Commercial Services & Supplies		13,842
Construction & Engineering — 0.2%
KBR Inc.	240	9,065
Industrial Conglomerates — 4.1%
3M Co.	270	25,245
General Electric Co.	5,883	117,954
United Technologies Corp.	377	31,913
Total Industrial Conglomerates		175,112
Machinery — 0.8%
Illinois Tool Works Inc.	303	16,277
PACCAR Inc.	350	18,323
Trinity Industries Inc.	20	733
Total Machinery		35,333
Road & Rail — 0.2%
Norfolk Southern Corp.	100	6,927
Total Industrials		371,347
Information Technology — 10.2%
Communications Equipment — 0.8%
Cisco Systems Inc.	940	16,121
Motorola Solutions Inc.	340	15,195	*
Tellabs Inc.	330	1,729
Total Communications Equipment		33,045
Computers & Peripherals — 2.6%
Apple Inc.	50	17,422	*
Hewlett-Packard Co.	2,236	91,609
Seagate Technology PLC	190	2,736	*
Total Computers & Peripherals		111,767
Electronic Equipment, Instruments & Components — 0.7%
Arrow Electronics Inc.	80	3,350	*
Avnet Inc.	290	9,886	*
AVX Corp.	110	1,640
TE Connectivity Ltd.	380	13,232
Tech Data Corp.	30	1,526	*
Vishay Intertechnology Inc.	90	1,597	*
Total Electronic Equipment, Instruments & Components		31,231

See Notes to Financial Statements.

10	Legg Mason Manager Select Large Cap Value Fund 2011 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

March 31, 2011

Legg Mason Manager Select Large Cap Value Fund

Security	Shares	Value
Internet Software & Services — 0.2%
Yahoo! Inc.	610	$10,156	*
IT Services — 1.3%
DST Systems Inc.	20	1,057
International Business Machines Corp.	305	49,736
MasterCard Inc., Class A Shares	10	2,517
Total IT Services		53,310
Office Electronics — 0.5%
Xerox Corp.	1,805	19,223
Semiconductors & Semiconductor Equipment — 2.8%
ASML Holding NV, New York Registered Shares	200	8,900	*
Intel Corp.	1,580	31,869
International Rectifier Corp.	20	661	*
Micron Technology Inc.	1,830	20,972	*
Novellus Systems Inc.	50	1,856	*
Texas Instruments Inc.	1,460	50,458
Xilinx Inc.	170	5,576
Total Semiconductors & Semiconductor Equipment		120,292
Software — 1.3%
Activision Blizzard Inc.	1,260	13,822
Amdocs Ltd.	60	1,731	*
Broadridge Financial Solutions Inc.	80	1,815
Microsoft Corp.	1,451	36,798
Total Software		54,166
Total Information Technology		433,190
Materials — 3.8%
Chemicals — 1.5%
Air Products & Chemicals Inc.	400	36,072
Ashland Inc.	70	4,043
Dow Chemical Co.	500	18,875
RPM International Inc.	90	2,136
Total Chemicals		61,126
Containers & Packaging — 0.3%
Crown Holdings Inc.	366	14,120	*
Metals & Mining — 1.2%
Alcoa Inc.	560	9,884
Cliffs Natural Resources Inc.	300	29,484
Newmont Mining Corp.	230	12,554
Total Metals & Mining		51,922

See Notes to Financial Statements.

Legg Mason Manager Select Large Cap Value Fund 2011 Semi-Annual Report	11

Legg Mason Manager Select Large Cap Value Fund

Security		Shares	Value
Paper & Forest Products — 0.8%
Domtar Corp.		30	$2,753
International Paper Co.		860	25,955
MeadWestvaco Corp.		170	5,156
Total Paper & Forest Products			33,864
Total Materials			161,032
Telecommunication Services — 3.1%
Diversified Telecommunication Services — 2.2%
AT&T Inc.		1,795	54,927
CenturyLink Inc.		590	24,514
Verizon Communications Inc.		344	13,258
Total Diversified Telecommunication Services			92,699
Wireless Telecommunication Services — 0.9%
Telephone & Data Systems Inc.		100	3,370
Vodafone Group PLC, ADR		1,260	36,225
Total Wireless Telecommunication Services			39,595
Total Telecommunication Services			132,294
Utilities — 1.4%
Electric Utilities — 0.3%
Entergy Corp.		170	11,426
NV Energy Inc.		160	2,382
Total Electric Utilities			13,808
Gas Utilities — 0.1%
Piedmont Natural Gas Co. Inc.		70	2,125
Questar Corp.		120	2,094
Total Gas Utilities			4,219
Multi-Utilities — 1.0%
Alliant Energy Corp.		30	1,168
Dominion Resources Inc.		470	21,009
Sempra Energy		409	21,881
Total Multi-Utilities			44,058
Total Utilities			62,085
Total Common Stocks (Cost — $3,584,724)			4,127,480

	Rate
Convertible Preferred Stocks — 0.5%
Consumer Discretionary — 0.5%
Automobiles — 0.5%
General Motors Co. (Cost — $20,924)	4.750%	415	20,003

See Notes to Financial Statements.

12	Legg Mason Manager Select Large Cap Value Fund 2011 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

March 31, 2011

Legg Mason Manager Select Large Cap Value Fund

Security	Expiration Date	Warrants	Value
Warrants — 0.0%
American International Group Inc. (Cost — $1,173)	1/19/21	69	$768	*
Total Investments — 97.6% (Cost — $3,606,821#)			4,148,251
Other Assets in Excess of Liabilities — 2.4%			100,612
Total Net Assets — 100.0%			$4,248,863

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ADR	— American Depositary Receipt
FDR	— Foreign Depositary Receipt

See Notes to Financial Statements.

Legg Mason Manager Select Large Cap Value Fund 2011 Semi-Annual Report	13

Statement of assets and liabilities (unaudited)

March 31, 2011

Assets:
Investments, at value (Cost — $3,606,821)	$4,148,251
Cash	112,439
Receivable from investment manager	15,114
Dividends receivable	7,990
Prepaid expenses	2,338
Total Assets	4,286,132

Liabilities:
Trustees’ fees payable	5,270
Accrued expenses	31,999
Total Liabilities	37,269
Total Net Assets	$4,248,863

Net Assets:
Par value (Note 5)	$3
Paid-in capital in excess of par value	3,640,313
Overdistributed net investment income	(914)
Accumulated net realized gain on investments and foreign currency transactions	68,019
Net unrealized appreciation on investments and foreign currencies	541,442
Total Net Assets	$4,248,863

Shares Outstanding	303,320

Net Asset Value	$14.01

See Notes to Financial Statements.

14	Legg Mason Manager Select Large Cap Value Fund 2011 Semi-Annual Report

Statement of operations (unaudited)

For the six months ended March 31, 2011

Investment Income:
Dividends	$43,806
Less: Foreign taxes withheld	(379)
Total Investment Income	43,427

Expenses:
Custody fees	35,255
Trustees’ fees	19,671
Audit and tax	15,424
Investment management fee (Note 2)	14,857
Shareholder reports	8,156
Legal fees	7,241
Registration fees	3,614
Transfer agent fees	2,950
Insurance	202
Miscellaneous expenses	1,948
Total Expenses	109,318
Less: Fee waivers and/or expense reimbursements (Note 2)	(91,489)
Net Expenses	17,829
Net Investment Income	25,598

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions (Notes 1 and 3):
Net Realized Gain From:
Investment transactions	82,645
Foreign currency transactions	1
Net Realized Gain	82,646
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	498,109
Foreign currencies	5
Change in Net Unrealized Appreciation (Depreciation)	498,114
Net Gain on Investments and Foreign Currency Transactions	580,760
Increase in Net Assets from Operations	$606,358

See Notes to Financial Statements.

Legg Mason Manager Select Large Cap Value Fund 2011 Semi-Annual Report	15

Statements of changes in net assets

For the six months ended March 31, 2011 (unaudited) and the period ended September 30, 2010	2011	2010†

Operations:
Net investment income	$25,598	$38,629
Net realized gain (loss)	82,646	(1,088)
Change in net unrealized appreciation (depreciation)	498,114	43,328
Increase in Net Assets From Operations	606,358	80,869

Distributions to Shareholders From (Note 1):
Net investment income	(75,000)	—
Net realized gains	(13,554)	—
Decrease in Net Assets From Distributions to Shareholders	(88,554)	—

Fund Share Transactions (Note 5):
Net proceeds from sale of shares	25,000	3,550,000
Reinvestment of distributions	75,190	—
Increase in Net Assets From Fund Share Transactions	100,190	3,550,000
Increase in Net Assets	617,994	3,630,869

Net Assets:
Beginning of period	3,630,869	—
End of period*	$4,248,863	$3,630,869
* Includes (overdistributed) undistributed net investment income of:	$(914)	$48,488

†	For the period December 1, 2009 (inception date) to September 30, 2010.

See Notes to Financial Statements.

16	Legg Mason Manager Select Large Cap Value Fund 2011 Semi-Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class I Shares[1]	2011[2]	2010[3]

Net asset value, beginning of period	$12.27	$12.00

Income from operations:
Net investment income	0.09	0.13
Net realized and unrealized gain	1.95	0.14
Total income from operations	2.04	0.27
Net investment income	(0.25)	—
Net realized gains	(0.05)	—
Total distributions	(0.30)	—

Net asset value, end of period	$14.01	$12.27
Total return[4]	16.78%	2.25%

Net assets, end of period (000s)	$4,249	$3,631

Ratios to average net assets:
Gross expenses[5]	5.52%	9.15%
Net expenses5,[6],7,8	0.90	0.90
Net investment income[5]	1.29	1.29

Portfolio turnover rate	19%	63%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2011 (unaudited).

[3]	For the period December 1, 2009 (inception date) to September 30, 2010.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, and brokerage commissions (except for brokerage commissions paid on purchases and sales of shares of ETFs), to average net assets of Class I shares did not exceed 0.90%. This expense limitation arrangement cannot be terminated prior to December 31, 2012 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

See Notes to Financial Statements.

Legg Mason Manager Select Large Cap Value Fund 2011 Semi-Annual Report	17

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Legg Mason Manager Select Large Cap Value Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

18	Legg Mason Manager Select Large Cap Value Fund 2011 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments†:
Common stocks	$4,127,480	—	—	$4,127,480
Convertible preferred stocks	20,003	—	—	20,003
Warrants	768	—	—	768
Total long-term investments	$4,148,251	—	—	$4,148,251

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions,

Legg Mason Manager Select Large Cap Value Fund 2011 Semi-Annual Report	19

and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(e) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(f) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(g) REIT Distributions. The character of distributions received from Real Estate Investment Trusts (“REITs”) held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund’s records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.

20	Legg Mason Manager Select Large Cap Value Fund 2011 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

(h) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(i) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of March 31, 2011, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(j) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions

with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager. Legg Mason Global Asset Allocation, LLC (“LMGAA”) is the Fund’s investment adviser. Brandywine Global Investment Management, LLC (“Brandywine Global”), ClearBridge Advisors, LLC (“ClearBridge”), Batterymarch Financial Management, Inc. (“Batterymarch”) and Legg Mason Capital Management, LLC, formerly Legg Mason Capital Management, Inc., (“LMCM”) are the Fund’s subadvisers. LMPFA, LMGAA, Brandywine Global, ClearBridge, Batterymarch and LMCM are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”). Batterymarch and LMCM did not manage any portion of the Fund’s assets during the fiscal period.

Under the management agreement, the Fund pays a management fee calculated daily and paid monthly in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $1 billion	0.750%
Next $1 billion	0.725
Next $3 billion	0.700
Next $5 billion	0.675
Over $10 billion	0.650

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to LMGAA and the subadvisers the day-to-day portfolio management of the Fund. LMGAA is responsible for allocation management as well as managing a portion of the Fund’s assets.

Legg Mason Manager Select Large Cap Value Fund 2011 Semi-Annual Report	21

LMPFA pays LMGAA and the subadvisers 70% of the net management fee it receives from the Fund. Of that amount, LMGAA receives a portion for allocation management. The remainder is paid to LMGAA and the subadvisers based on the percentage of total assets each manages.

As a result of an expense limitation arrangement between the Fund and LMPFA, the ratio of expenses other than interest, dividend expense on short sales, taxes, extraordinary expenses, acquired fund fees and expenses, and brokerage commissions (except for brokerage commissions paid on purchases and sales of shares of ETFs), to average net assets of Class I shares did not exceed 0.90%. This expense limitation arrangement cannot be terminated prior to December 31, 2012 without the Board of Trustees’ consent.

During the six months ended March 31, 2011, fees waived and/or expenses reimbursed amounted to $91,489.

The manager is permitted to recapture amounts previously forgone or reimbursed to a class within three years after the year in which the manager earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Pursuant to this arrangement, at March 31, 2011, the Fund had remaining fee waivers and expense reimbursements subject to recapture by LMPFA and dates of expiration as follows:

Class I
Expires September 30, 2013	$246,325
Expires September 30, 2014	91,489
Fee waivers/expense reimbursements subject to recapture	$337,814

For the six months ended March 31, 2011, LMPFA did not recapture any fees.

Legg Mason Investor Services, LLC, a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

Under a Deferred Compensation Plan (the “Plan”), Trustees may elect to defer receipt of all or a specified portion of their compensation. A participating Trustee may select one or more funds managed by affiliates of Legg Mason in which his or her deferred trustee’s fees will be deemed to be invested. Deferred amounts remain in the Fund until distributed in accordance with the Plan.

All officers and two Trustees of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

As of March 31, 2011, Legg Mason and its affiliates owned 100% of the Fund.

22	Legg Mason Manager Select Large Cap Value Fund 2011 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

3. Investments

During the six months ended March 31, 2011, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$723,464
Sales	728,838

At March 31, 2011, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$614,731
Gross unrealized depreciation	(73,301)
Net unrealized appreciation	$541,430

4. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the six months ended March 31, 2011, the Fund did not invest in any derivative instruments.

5. Shares of beneficial interest

At March 31, 2011, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in Class I shares of the Fund were as follows:

	Six Months Ended March 31, 2011	Period Ended September 30, 2010†
Shares sold	1,817	295,802
Shares issued on reinvestment	5,701	—
Net increase	7,518	295,802

†	For the period December 1, 2009 (inception date) to September 30, 2010.

6. Other tax information

On December 22, 2010, President Obama signed into law the Regulated Investment Company Modernization Act of 2010 (the “Act”). The Act updates certain tax rules applicable to regulated investment companies (“RICs”). The various provisions of the Act will generally be effective for RICs with taxable years beginning after December 22, 2010. Additional information regarding the impact of the Act on the Fund, if any, will be contained within the relevant sections of the notes to the financial statements for the fiscal year ending September 30, 2012.

Legg Mason

Manager Select Large Cap Value Fund

Trustees

Mark R. Fetting

Chairman

R. Jay Gerkin, CFA

President

Ruby P. Hearn

Arnold L. Lehman

Robin J.W. Masters

Jill E. McGovern

Arthur S. Mehlman

G. Peter O’Brien

S. Ford Rowan

Robert M. Tarola

Manager

Legg Mason Partners Fund Advisor, LLC

Adviser

Legg Mason Global Asset Allocation, LLC

Subadvisers

Batterymarch Financial Management, Inc.

Brandywine Global Investment Management, LLC

ClearBridge Advisors, LLC

Legg Mason Capital Management, LLC

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

Boston Financial Data Services, Inc. 2000 Crown Colony Drive

Quincy, MA 02169

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Legg Mason Manager Select Large Cap Value Fund

The Fund is a separate investment series of Legg Mason Global Asset Management Trust, a Maryland statutory trust.

Legg Mason Manager Select Large Cap Value Fund

Legg Mason Funds

55 Water Street

New York, NY 10041

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Legg Mason Manager Select Large Cap Value Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before you invest.

www.leggmason.com/individualinvestors

©2011 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;
•	Account balances, transactions, and mutual fund holdings and positions;
•	Online account access user IDs, passwords, security challenge question responses; and
•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;
•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and
•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMIANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

Revised April 2011

NOT PART OF THE SEMIANNUAL REPORT

www.leggmason.com/individualinvestors

©2011 Legg Mason Investor Services, LLC Member FINRA, SIPC

LMFX012420 5/11 SR11-1359

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Global Asset Management Trust

By:	/S/ R. JAY GERKEN
R. Jay Gerken
President and Chief Executive Officer

Date:	May 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ R. JAY GERKEN
R. Jay Gerken
President and Chief Executive Officer

Date:	May 26, 2011

By:	/S/ KAPREL OZSOLAK
(Kaprel Ozsolak)
Chief Financial Officer

Date:	May 26, 2011